Fair Value Measurements - Significant Unobservable Units (Details) $ in Thousands	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	$ 2,079	$ 2,183	$ 2,078	$ 2,468	$ 2,948	$ 3,000	$ 3,000		$ 1,687	$ 0
Derivative liability	1,932	$ 2,095	3,513	$ 4,305	$ 9,583	8,108	$ 0
Preferred Series A Subclass 0
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value								$ 249,907
Preferred Series A Subclass 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value								961,801
Preferred Series B Subclass 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value								$ 358,515
Alternative asset market discount rate | Preferred Series A Subclass 0
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input								28.26
Alternative asset market discount rate | Preferred Series A Subclass 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input								29.26
Alternative asset market discount rate | Preferred Series B Subclass 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input								29.3
Preferred rate of return | Preferred Series A Subclass 0
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input								6
Preferred rate of return | Preferred Series A Subclass 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input								5.78
Preferred rate of return | Preferred Series B Subclass 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input								5.09
Growth rate | Preferred Series A Subclass 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input								4
Growth rate | Preferred Series B Subclass 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input								4
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities available-for-sale	$ 2,079		$ 2,078			$ 3,000
Discounted cash flow | Alternative asset market discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs			0.1			0.08
Discounted cash flow | Equity market risk premiums
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs			0.07			0.08
Discounted cash flow | Enhanced return discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs			0.12			0.12
Discounted cash flow | Level 3 | Alternative asset market discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.13		0.1
Discounted cash flow | Level 3 | Equity market risk premiums
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.07		0.07
Discounted cash flow | Level 3 | Enhanced return discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.12		0.12
Minimum | Market Approach | Level 3 | Enterprise value-to-revenue multiple
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.2		0.2			0.2
Minimum | Discounted cash flow | Alternative asset beta to equity markets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.42		0.42			0.51
Minimum | Discounted cash flow | Distribution rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.03		0.03			0.03
Minimum | Discounted cash flow | Net asset value volatilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.07		0.09			0.09
Maximum | Market Approach | Level 3 | Enterprise value-to-revenue multiple
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	18.9		18.9			18.9
Maximum | Discounted cash flow | Alternative asset beta to equity markets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	1.67		1.67			1.69
Maximum | Discounted cash flow | Distribution rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.06		0.06			0.07
Maximum | Discounted cash flow | Net asset value volatilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.24		0.84			0.38
Weighted Average | Market Approach | Level 3 | Enterprise value-to-revenue multiple
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	1.83		1.74			1.73